UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23769

X-Square Series Trust

(Exact name of Registrant as specified in charter)

Centro Internacional de Mercadeo II

90 Carr 165, Suite 803

Guaynabo, PR 00968

(Address of Principal Executive Offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801
(Name and address of agent for service)

With copies of communications to:

Ignacio Canto

X-Square Capital LLC

Centro Internacional de Mercadeo II

90 Carr 165, Ste 803

Guaynabo, Puerto Rico, 00968208

Andrew Davalla

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215

Registrant’s Telephone Number, including Area Code: (787) 282-1621

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023 - September 30, 2024

Item 1.	Report to Stockholders.

(a)

X-SQUARE MUNICIPAL INCOME ETF

Principal Listing Exchange: NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT - September 30, 2024

Fund Overview

This annual shareholder report contains important information about X- Square Municipal Income ETF for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://x2etfs.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Municipal Income ETF	$127	1.27%

How did the Fund perform last year?

Although the interest rate environment has remained in restrictive territory, ZTAX has performed well, thanks to the robust underlying fundamentals of Puerto Rico’s fiscal environment. Tax revenues, which are at record levels and surpassing expectations, have acted as a tailwind for the Island’s finances. In addition, the Central Government's cash reserves, also at record highs, make the Island the most well-capitalized jurisdiction within the U.S. on a relative basis. As a result, Puerto Rico’s restructured municipal bonds have outperformed their U.S. counterparts. Additionally, the anticipation and aggressive pricing of Federal Reserve rate cuts in the second half of 2024 and throughout 2025 have supported municipal bonds more broadly. However, an increase in supply, driven by election uncertainty, has led to a rise in issuances across the municipal bond market, which has acted as a headwind. We will continue to closely monitor the fiscal and economic landscape in Puerto Rico and capitalize on any opportunities that may create shareholder value.

How did the Fund perform since inception?

The X- Square Municipal Income ETF, ZTAX, returned 12.85% for the year ended September 30, 2024. This is in contrast to the Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index, which had a 17.38% return for the same time period.

TOTAL RETURN BASED ON $10,000 INVESTMENT

	X- Square Municipal Income ETF - $11,186	Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index - $11,390
9/30/24	$11,185.97	$11,399.02
8/31/24	$11,177.42	$11,297.41
7/31/24	$11,143.20	$11,165.79
6/30/24	$11,080.15	$11,044.62
5/31/24	$11,046.63	$10,780.92
4/30/24	$10,967.01	$10,699.74
3/31/24	$11,073.16	$10,765.83
2/29/24	$10,960.21	$10,639.46
1/31/24	$10,817.98	$10,556.51
12/31/23	$10,775.79	$10,605.74
11/30/23	$10,473.06	$10,296.48
10/31/23	$9,883.95	$9,555.76
9/30/23	$9,912.58	$9,711.32
8/31/23	$10,195.49	$10,053.09
7/31/23	$10,219.83	$10,207.89
6/30/23	$10,180.00	$10,141.78
5/31/23	$10,008.00	$9,964.95
5/18/23	$10,000.00	$10,000.00

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Municipal Income ETF	1 Year	Since Inception
X- Square Municipal Income ETF - NAV (Incep. May 18, 2023)	12.85%	8.53%
Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index	17.38%	10.03%

FUND STATISTICS

  Total Net Assets$4,026,990
  # of Portfolio Holdings13
  Portfolio Turnover Rate 54%
  Advisory Fees Paid$23,035

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	8.74%
3-5 Years	6.49%
5-10 Years	6.88%
> 10 Years	76.95%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.784%, 07/01/2058	26.39%
Commonwealth of Puerto Rico, 4.00%, 07/01/2035	15.41%
Matching Fund Special Purpose Securitization Corp., 5.00%, 10/01/2039	11.05%
Commonwealth of Puerto Rico, 5.625%, 07/01/2027	8.74%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2047	7.12%
Commonwealth of Puerto Rico, 5.75%, 07/01/2031	6.88%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2037	6.60%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2028	6.49%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.329%, 07/01/2040	4.97%
Territory of Guam, 4.00%, 01/01/2036	2.27%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://x2etfs.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: ztax@xsquarecapital.com

X-SQUARE MUNICIPAL INCOME ETF

ANNUAL SHAREHOLDER REPORT - September 30, 2024

98422R104–A–09302024

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics referred to above in Item 2(a) were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to above in Item 2(a) were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as Exhibit 19(a)(1) hereto.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Board of Trustees (“Trustees”) of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee.

(a)(2)	The Board has designated Ramon Ponte and Luis Roig as the Registrant’s Audit Committee Financial Experts. Mr. Ponte and Mr. Roig are “independent” as that term is defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services

(a)	Audit Fees: Audit fees are fees related to the audit of and review of the Fund’s financial statements included in annual reports and registration statements and other services that are normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. The aggregate fees billed for the last fiscal year for professional services rendered by Cohen & Company for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $17,000 and $18,450 for fiscal year ended September 30, 2023 and fiscal year ended September 30, 2024, respectively.

(b)	Audit-Related Fees: Audit-related fees are fees for assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but are not reported as audit fees. The aggregate fees billed in the last fiscal year for assurance and related services by Cohen & Company that are reasonably related to the performance of the audit of the Fund’s financial statements were $0 and $0 for the fiscal years ended September 30, 2023 and fiscal year ended September 30, 2024, respectively.

(c)	Tax Fees: Tax fees are fees associated with tax compliance, tax advice and tax planning. The aggregate fees billed in the last fiscal year for professional services rendered by Cohen & Company for tax compliance were $4,500 and $7,000 for the fiscal year ended September 30, 2023 and fiscal year ended September 30, 2024, respectively.

(d)	All Other Fees: No fees were billed by Cohen & Company for products and services provided to the Fund other than the services reported in “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above for the fiscal year ended September 30, 2023 and fiscal year ended September 30, 2024, respectively.

(e)	(e)(1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s Audit Committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item 4 were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Luis Roig, Denisse Rodriguez, and Ramon Ponte.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments (as set forth in 17 CFR 210.12-12) is included in the Financial Statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ZTAX

X-SQUARE MUNICIPAL INCOME **ETF**

X² CAPITAL

ANNUAL REPORT

September 30, 2024

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements and Financial Highlights	8
Report of Independent Registered Public Accounting Firm	17
Tax Designations	18

X-Square Municipal Income ETF	Schedule of Investments
September 30, 2024

	Principal Amount	Value
MUNICIPAL BONDS (99.06%)
Commonwealth of Puerto
Rico, Series 2022 A-1
07/01/35, 4.00%	$621,000	$620,385
07/01/37, 4.00%	71,000	70,545
07/01/41, 4.00%	58,000	56,116
07/01/27, 5.63%	337,000	351,988
07/01/31, 5.75%	249,000	277,097
		1,376,131
Matching Fund Special
Purpose Securitization
Corp.
10/01/39, 5.00%	425,000	445,127
Puerto Rico Commonwealth
Aqueduct & Sewer
Authority
07/01/28, 5.00%(a)	250,000	261,330
07/01/37, 5.00%(a)	250,000	265,744
07/01/47, 5.00%(a)	280,000	286,706
		813,780
Puerto Rico Sales Tax
Financing Corp. Sales
Tax Revenue, Series
Restructured Series A-2
07/01/40, 4.33%	200,000	199,901
07/01/58, 4.78%	1,060,000	1,062,829
		1,262,730
Territory of Guam
01/01/36, 4.00%	90,000	91,166

TOTAL MUNICIPAL BONDS (Cost $3,809,661)		3,988,934

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2024	1

X-Square Municipal Income ETF	Schedule of Investments
September 30, 2024

	7-Day Yield Annualized	Shares
SHORT-TERM INVESTMENTS (1.29%)
BlackRock Liquidity Funds MuniCash	3.05%	51,984	$51,989

TOTAL SHORT TERM INVESTMENTS
(Cost $51,989)			51,989

TOTAL INVESTMENTS (100.35%) (Cost $3,861,650)			4,040,923
Liabilities in Excess of Other Assets (-0.35%)			(13,933)
NET ASSETS (100.00%)			$4,026,990

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $813,780, which represents 20.21% of net assets as of September 30, 2024.

See Notes to Financial Statements and Financial Highlights.
2	www.x2etfs.com

X-Square Municipal Income ETF	Statement of Assets and Liabilities
September 30, 2024

ASSETS:
Investments, at fair value (Cost $3,861,650)	$4,040,923
Cash	137
Interest receivable	51,940
Net Receivable due from Adviser (see Note 4)	86,599
Prepaid expenses and other assets	546
Total Assets	4,180,145

LIABILITIES:
Accrued chief compliance officer fees payable	1,727
Accrued fund administration and accounting fees payable	17,869
Current Tax Liability (see Note 6)	8,073
Deferred Tax Liability (see Note 6)	37,647
Transfer Agent fees payable	40,885
Accrued professional fees payable	27,057
Other payables and accrued expenses	19,897
Total Liabilities	153,155
Net Assets	$4,026,990

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO SHARES:
Paid-in capital	$3,881,301
Total distributable earnings/accumulated losses	145,689
Net Assets	$4,026,990

NET ASSET VALUE
Net assets	$4,026,990
Shares outstanding (unlimited shares authorized, no par value)	154,000
Net Asset Value per Share(a)	$26.15

(a)	Net asset value per share includes GAAP adjustments.

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2024	3

X-Square Municipal Income ETF	Statement of Operations
For the Year Ended September 30, 2024

INVESTMENT INCOME:
Interest	$174,258
Total Investment Income	174,258

EXPENSES:
Investment advisory fee (see Note 4)	23,035
Fund accounting, administration and compliance fees	87,557
Offering cost (see Note 2)	26,752
Professional fees	62,470
Trustees' fees and expenses	5,500
Transfer agent fees	29,504
Other expenses	34,057
Total Expenses	268,875
Reimbursement from Adviser/Advisory fee waiver (see Note 4)	(233,374)
Net Expenses	35,501
Net Investment Income, Before Income Taxes	138,757
Current tax benefit/(expense)	(3,026)
Net Investment Income, Net of Income Taxes	135,731

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investment securities, before taxes	24,031
Current tax benefit/(expense)	(5,047)
Net realized gain:	18,984
Change in unrealized appreciation/(depreciation) on:
Investment securities, net of taxes	282,443
Deferred tax benefit/(expense)	(37,647)
Net change in unrealized appreciation/ (depreciation), net of taxes	244,796
Net Realized and Unrealized Gain on Investments	263,780
Net Increase in Net Assets Resulting from Operations	$399,511

See Notes to Financial Statements and Financial Highlights.
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X-Square Municipal Income ETF	Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Period May 18, 2023 (Commencement of Operations) to September 30, 2023
FROM OPERATIONS:
Net investment income	$135,731	$40,774
Net realized gain on investments	18,984	4,413
Net change in unrealized appreciation/(depreciation) on investments	244,796	(103,170)
Net Increase/(Decrease) in Net Assets from Operations	399,511	(57,983)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(163,697)	(48,030)
From return of capital	–	(11,780)
Total Decrease in Net Assets from Distributions to Shareholders	(163,697)	(59,810)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	663,600	3,749,347
Cost of shares redeemed	(603,978)	–
Net Increase from Capital Share Transactions	59,622	3,749,347
Net Increase in Net Assets	$295,436	$3,631,554

NET ASSETS:
Beginning of period	3,731,554	100,000 (a)
End of period	$4,026,990	$3,731,554

OTHER INFORMATION:
Capital Share Transactions:
Beginning shares	154,000	4,000 (a)
Shares sold	25,000	150,000
Shares redeemed	(25,000)	–
Ending Shares	154,000	154,000

(a)	Beginning balance is equal to the seed capital contributed by the Adviser (defined in Notes to the Financial Statements) as of the commencement of operations, which is still held within the Fund.

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2024	5

X-Square Municipal Income ETF	Financial Highlights
For a Share Outstanding Throughout the Year/Period Presented

	For the Year Ended September 30, 2024		For the Period May 18 , 2023 (Commencement of Operations) to September 30, 2023
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$24.23		$25.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	1.00		0.39
Net realized and unrealized gain/(loss) on investments	2.09		(0.59)
Net increase/(decrease) in Net Asset Value	3.09		(0.20)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(1.17)		(0.46)
From return of capital	–		(0.11)
Total Distributions to Common Shareholders	(1.17)		(0.57)

Net asset value per share - end of period	$26.15	*	$24.23

Total Investment Return - Net Asset Value(b)	12.85%		(0.88%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$4,027		$3,732
Ratio of actual expenses to average net assets including fee waivers and reimbursements	1.09	%(c)	1.70	%(d)
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	7.72	%(c)(e)	9.85	%(d)(f)
Ratio of net investment income to average net assets	3.85	%(c)	4.13	%(d)
Portfolio turnover rate	53.76%		0.90	%(g)

*	Net asset value per share includes GAAP adjustments.
(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(c)	Ratio includes 0.09% of tax expense attributable to federal statutory income tax.

See Notes to Financial Statements and Financial Highlights.
6	www.x2etfs.com

X-Square Municipal Income ETF	Financial Highlights
For a Share Outstanding Throughout the Year/Period Presented

(d)	Ratio includes $5,948 or 0.60% of tax expense attributable to federal statutory income tax. The Fund did not accrue a net deferred tax expense or benefit.
(e)	Ratio includes $26,752 or 0.76% of offering costs that have not been annualized.
(f)	Ratio includes $19,968 or 0.75% of organizational expenses and offering costs that have not been annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2024	7

X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights
September 30, 2024

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Municipal Income ETF (the “Fund”) is a series of X-Square Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to January 29, 2024, the X-Square Municipal Income ETF was known as the X-Square Municipal Income Tax Free ETF. The Trust was organized as a statutory trust on December 2, 2021 under the laws of the State of Delaware. The Fund is an actively managed and non - diversified investment company with an investment objective which seeks to provide income exempt from federal income tax. The Fund’s investment adviser is X-Square Capital, LLC (the “Adviser”).

The Fund offers and issues shares at their net asset value (“NAV”) to certain financial institutions such as registered broker-dealers and banks only in aggregations of a specified number of Shares (each, a “Creation Unit”). A Creation Unit consists of 25,000 Shares. Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares will be listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Balancing Amount, if applicable. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities. A fixed creation or redemption transaction fee of $500, payable to the Fund's custodian, may be imposed for the transfer and other transaction costs associated with each creation or redemption. The Fund may adjust the creation or redemption transaction fee from time to time or waive the fee on certain orders if the Fund's custodian has determined to waive some or all of the fee or another party, such as the Adviser, has agreed to pay such fee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) as of the fiscal year end of the Fund.

Use of Estimates: The financial statements are prepared in United States Dollars and in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Portfolio Valuation: The Fund values it's portfolio of securities at fair value. The net asset value (“NAV”) per common share of the Fund is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Fund’s NAV per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

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X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights
September 30, 2024

The Fund generally values its Level 1 securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board of Trustees (“the Board”) using a variety of pricing techniques and methodologies.

The price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined when such prices or quotations are not available, or when the Adviser (the Valuation Designee, as defined in Rule 2a-5) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities.

Annual Report | September 30, 2024	9

X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights
September 30, 2024

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Fund’s valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Cash and Cash Equivalents: The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day. Cash equivalents are defined as invests in short-term instruments including money market instruments.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes. Dividends are recorded net of foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

Offering Costs: Offering costs totaling $42,640 were incurred by the Fund and treated as deferred charges until operations commenced and thereafter have been amortized over a 12 month period using the straight line method as reflected on the Statement of Operations.

Federal Income Taxes:

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. For the year ended September 30, 2024, the federal income tax rate is 21%. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes, using the effective interest method.

Indemnification: The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

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X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights
September 30, 2024

NOTE 3 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Annual Report | September 30, 2024	11

X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights
September 30, 2024

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$3,988,934	$–	$3,988,934
Short-Term Investments	51,989	–	–	51,989
Total	$51,989	$3,988,934	$–	$4,040,923

There were no Level 3 securities held in the Fund at September 30, 2024. There were no transfers in or out from Level 3 as of and for the year ended September 30, 2024.

NOTE 4 — INVESTMENT ADVISORY AGREEMENT

As compensation for its services, the Fund pays to the Adviser a monthly management fee at an annual rate of 0.65% of its average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.10% of the Fund’s average daily net assets for the period ended October 31, 2023, and 1.00% for the period of November 1, 2023 and October 31, 2024. The Adviser may recoup these fee waivers and expense reimbursements from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limit in place at the time of waiver/reimbursement or the expense limits in place at the time of recoupment.

As of September 30, 2024, the following amounts were available for recoupment by the Adviser based upon their potential expiration date:

Expiring in 2025(a)	Expiring in 2026	Expiring in 2027
$49,295	$93,045	$233,374

(a)	Represents organizational costs expensed as of the one day seed date period ended September 30, 2022.

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X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights
September 30, 2024

NOTE 5 — OTHER AGREEMENTS

Distribution and Services Agreement

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor and is an affiliate of the Administrator (defined below). The Distributor acts as an agent for the Fund and the distributor of the Fund’s shares. No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions during the year ended September 30, 2024 for the Fund.

Administration Agreement

ALPS Fund Services, Inc. (the “Administrator” or "ALPS"), provides various accounting services to the Fund pursuant to the fund accounting servicing agreement. The Trust and the Administrator have entered into the fund administration servicing agreement (“Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including providing certain operational, clerical, recordkeeping and/or bookkeeping services. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from the Administrator’s refusal or failure to comply with the terms of the Administration Agreement or from the Administrator’s bad faith, negligence, or willful misconduct in the performance of its duties under the Administration Agreement.

ALPS, pursuant to a chief compliance officer services agreement with the Trust, provides chief compliance officer ("CCO") services to the Fund whereby an employee of ALPS serves as the CCO of the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS receives an annual fee for these services and is reimbursed for certain out-of-pocket expenses, pursuant to the CCO services agreement. The CCO receives no salary or fees from the Trust.

A Trustee and certain Officers of the Fund are also employees of the Adviser. Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives an annual retainer of $2,000 paid quarterly. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at Board meetings.

Transfer Agency Agreement

State Street Bank serves as the Transfer Agent to the Trust. Under the Transfer Agency Agreement, State Street Bank is responsible for maintaining all shareholder records for the Trust.

Annual Report | September 30, 2024	13

X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights
September 30, 2024

NOTE 6 — FEDERAL TAX AND TAX BASIS INFORMATION

The Fund accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under the method, the Fund determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Fund recognizes deferred tax assets to the extent that these assets are more likely than not to be realized. In making such a determination, the Fund utilizes all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and results of recent operations. If it's determined that the Fund would be able to realize deferred tax assets in the future in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Fund records uncertain tax positions in accordance with ASC 740 governs how companies recognize the effects of income taxes on their financial statements under U.S. GAAP; on the basis of a two-step process in which (1) determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than not recognition threshold, the Fund recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Total income tax (expense) benefit for the Fund differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income and net realized and unrealized gains (losses) on investments for the year ended September 30, 2024 as follows:

Application of Statutory income tax rate:	$(93,499)
Permanent Difference for Tax-Exempt Interest Income, Net of Expenses Related to Tax-Exempt Interest Income:	$26,114
Change in Valuation Allowance:	$21,665
Total Income Tax (Expense) Benefit:	$(45,720)

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X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights
September 30, 2024

Currently the federal income tax rate for a corporation is 21%. As of September 30, 2024, the Fund recorded a net deferred tax liability for its investments. Should a deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset. Components of the Fund’s deferred tax asset (liability) are as follows:

Deferred tax asset:	$–
Deferred tax liability:
Net unrealized gain on investments	$(37,647)
Total deferred tax asset (liability)	$(37,647)

The Fund's income tax provision consists of the following as of September 30, 2024:

Current:
Federal	$(8,073)
Total	$(8,073)

Deferred & other:
Federal	$(37,647)
Valuation Allowance	–
Total	$(37,647)
Total Income Tax (Expense) Benefit	$(45,720)

As of September 30, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Cost of investments for income tax purposes:	$3,861,650
Gross appreciation:	$180,412
Gross depreciation:	$(1,139)
Net unrealized appreciation/(depreciation):	$179,273

The tax character of the distributions paid during the fiscal period ended September 30, 2023 was as follows:

Ordinary Income:	$48,030
Return of Capital:	$11,780

The tax character of the distributions paid during the fiscal year ended September 30, 2024 was as follows:

Ordinary Income:	$163,697
Return of Capital:	$–

Annual Report | September 30, 2024	15

X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights
September 30, 2024

NOTE 7 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the year ended September 30, 2024 were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$1,919,172	$1,894,271

There no purchases or sales of long-term U.S. government securities for the year ended September 30, 2024.

NOTE 8 — SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

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X-Square Municipal Income ETF	Report of Independent Registered Public Accounting Firm

To the Shareholders of X-Square Municipal Income ETF (formerly, X-Square Municipal Income Tax Free ETF) and Board of Trustees of X-Square Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of X-Square Municipal Income ETF (the “Fund”), a series of X-Square Series Trust, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period May 18, 2023 (commencement of operations) to September 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations, the changes in net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

November 29, 2024

Annual Report | September 30, 2024	17

X-Square Municipal Income ETF	Tax Designations
September 30, 2024 (Unaudited)

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X^2 CAPITAL

CONNECT WITH US

www.x2etfs.com/ztax

ZTAX@xsquarecapital.com

(787) 282-1621

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and Disagreements with Accountants is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since last provided in response to this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit 19(a)(1).

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Series Trust

By:	/s/ Ignacio Canto
Ignacio Canto
Principal Executive Officer/President

Date:	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

X-Square Series Trust

By:	/s/ Cristina Perez
Cristina Perez
Principal Financial Officer/Treasurer

Date:	December 6, 2024